Financial Income and Expense	12 Months Ended
Dec. 31, 2019
Financial Income and Expense
Financial Income and Expense

18. Financial Income and Expense

	2019	2018	2017
	(€ in thousands)
Interest income:
Current accounts and deposits	763	189	90
Interest costs:
Interest on loans and borrowings	(1,083)	(810)	(596)
Foreign exchange result:
Net foreign exchange benefit/(loss)	722	(171)	(2,669)
	402	(792)	(3,175)